Share-Based Compensation Plan (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of share-based payment arrangements [Abstract]
Number of share awards outstanding
The number of awards outstanding is detailed below:

(000s)	Restricted awards	Performance awards	Incentive awards	Director Share Units	Total
Balance, December 31, 2022	762	4,796	5,109	967	11,634
Granted	41	2,641	2,607	278	5,567
Assumed on corporate acquisition (1)	10,789	—	—	—	10,789
Vested	(9,302)	(3,767)	(2,715)	—	(15,784)
Forfeited	(11)	(315)	(518)	—	(844)
Balance, December 31, 2023	2,279	3,355	4,483	1,245	11,362
Granted	13	2,416	3,671	335	6,435
Added by performance factor	—	524	—	—	524
Vested	(1,457)	(2,449)	(2,577)	(162)	(6,645)
Forfeited	(9)	(364)	(302)	—	(675)
Balance, December 31, 2024	826	3,482	5,275	1,418	11,001
(1)Following the closing of the transaction, holders of awards outstanding under Ranger's Share Award Plan were entitled to Baytex common shares rather than Ranger common shares with adjustment to the quantity outstanding based on the exchange ratio for Ranger shares. The fair value of share awards allocated to consideration was based on the service period that had occurred prior to the acquisition date (note 4) while the remaining fair value of the share awards assumed by Baytex is recognized over the remaining future service periods.